Inventory (Details) - Scheduleo of inventory - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory (Details) - Scheduleo of inventory [Line Items]
Inventory	$ 2,553,957	$ 495,081
Robots at warehouse [Member]
Inventory (Details) - Scheduleo of inventory [Line Items]
Inventory	2,553,957	252,411
Robots in transit [Member]
Inventory (Details) - Scheduleo of inventory [Line Items]
Inventory		$ 242,670